ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan and lease losses:
Balance at beginning of year	$ 42,820	$ 43,829	$ 47,777
Provision for loan and lease losses	7,926	3,369	8,714
Gross charge-offs	11,660	7,877	17,283
Recoveries	4,063	3,499	4,621
Balance at end of year	43,149	42,820	43,829
Balance at beginning of year, covered	10,038	18,901	45,190
Provision for loan and lease losses - covered	1,715	(1,841)	195
Loans charged-off	8,896	18,096	39,224
Recoveries	7,392	11,074	12,740
Net charge-offs	1,504	7,022	26,484
Balance at end of year, covered	10,249	10,038	18,901
Balance at beginning of year, Covered and Noncovered	52,858	62,730	92,967
Provision for Loan and Lease Losses, Covered and Uncovered	9,641	1,528	8,909
Loans charged-off, Covered and Noncovered	20,556	25,973	56,507
Recoveries, Covered and Noncovered	11,455	14,573	17,361
Balance at end of year, Covered and Noncovered	53,398	52,858	62,730
Ending allowance on loans individually evaluated for impairment	1,573	5,053	5,302
Ending allowance on loans collectively evaluated for impairment	51,825	47,805	57,428
Loans and Leases:
Ending balance of loans individually evaluated for impairment	35,494	35,632	32,677
Ending balance of loans collectively evaluated for impairment	5,353,266	4,741,603	3,930,837
Loans and Leases Receivable, Net of Deferred Income	5,388,760	4,777,235
Loans and Leases Receivable Covered Loans	225,060	302,014	457,873
Allowance for Loan and Lease Losses Write-offs, Net, Covered and Noncovered	9,101	11,400	39,146
Loans and Leases Receivable, Gross, Carrying Amount, Covered and Noncovered	5,388,760	4,777,235	3,963,514
Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	42,820	43,829	47,777
Provision for loan and lease losses	7,926	3,369	8,714
Gross charge-offs	11,660	7,877	17,283
Recoveries	4,063	3,499	4,621
Total net charge-offs	7,597	4,378	12,662
Balance at end of year	43,149	42,820	43,829
Ending allowance on loans individually evaluated for impairment	1,573	5,053	5,302
Ending allowance on loans collectively evaluated for impairment	41,576	37,767	38,527
Impaired Financing Receivable, Related Allowance	43,149	42,820	43,829
Loans and Leases:
Ending balance of loans individually evaluated for impairment	35,494	35,632	32,677
Ending balance of loans collectively evaluated for impairment	5,128,206	4,439,589	3,472,964
Loans and Leases Receivable, Net of Deferred Income	5,163,700	4,475,221	3,505,641
Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year, covered	10,038	18,901
Balance at end of year, covered	10,249	10,038	18,901
Ending allowance on loans individually evaluated for impairment	0	0	0
Ending allowance on loans collectively evaluated for impairment	10,249	10,038	18,901
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0	0
Ending balance of loans collectively evaluated for impairment	225,060	302,014	457,873
Commercial
Allowance for loan and lease losses:
Balance at beginning of year	11,259	10,568
Balance at end of year		11,259	10,568
Ending allowance on loans individually evaluated for impairment	357	739	2,080
Commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	11,259	10,568	7,926
Provision for loan and lease losses	5,634	871	5,385
Gross charge-offs	3,149	1,440	3,415
Recoveries	972	1,260	672
Total net charge-offs	2,177	180	2,743
Balance at end of year	14,716	11,259	10,568
Ending allowance on loans individually evaluated for impairment	357	739	2,080
Ending allowance on loans collectively evaluated for impairment	14,359	10,520	8,488
Impaired Financing Receivable, Related Allowance	14,716	11,259	10,568
Loans and Leases:
Ending balance of loans individually evaluated for impairment	14,159	6,122	10,391
Ending balance of loans collectively evaluated for impairment	1,641,166	1,291,190	1,025,277
Loans and Leases Receivable, Net of Deferred Income	1,655,325	1,297,312	1,035,668
Real estate - construction
Allowance for loan and lease losses:
Balance at beginning of year	1,045	824
Balance at end of year		1,045	824
Ending allowance on loans individually evaluated for impairment	0	0	0
Real estate - construction | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	1,045	824	3,268
Provision for loan and lease losses	720	221	(3,115)
Gross charge-offs	85	0	1
Recoveries	130	0	672
Total net charge-offs	(45)	0	(671)
Balance at end of year	1,810	1,045	824
Ending allowance on loans individually evaluated for impairment	0	0	0
Ending allowance on loans collectively evaluated for impairment	1,810	1,045	824
Impaired Financing Receivable, Related Allowance	1,810	1,045	824
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0	0
Ending balance of loans collectively evaluated for impairment	310,889	196,272	80,741
Loans and Leases Receivable, Net of Deferred Income	310,889	196,272	80,741
Real estate - commercial
Allowance for loan and lease losses:
Balance at beginning of year	20,668	20,478
Balance at end of year		20,668	20,478
Ending allowance on loans individually evaluated for impairment	979	4,002	2,872
Real estate - commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	20,668	20,478	24,151
Provision for loan and lease losses	(1,022)	1,325	2,659
Gross charge-offs	4,801	2,329	8,326
Recoveries	1,574	1,194	1,994
Total net charge-offs	3,227	1,135	6,332
Balance at end of year	16,419	20,668	20,478
Ending allowance on loans individually evaluated for impairment	979	4,002	2,872
Ending allowance on loans collectively evaluated for impairment	15,440	16,666	17,606
Impaired Financing Receivable, Related Allowance	16,419	20,668	20,478
Loans and Leases:
Ending balance of loans individually evaluated for impairment	18,262	25,938	18,023
Ending balance of loans collectively evaluated for impairment	2,120,076	1,948,757	1,478,964
Loans and Leases Receivable, Net of Deferred Income	2,138,338	1,974,695	1,496,987
Real estate - residential
Allowance for loan and lease losses:
Balance at beginning of year	2,828	3,379
Balance at end of year		2,828	3,379
Ending allowance on loans individually evaluated for impairment	235	310	348
Real estate - residential | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	2,828	3,379	3,599
Provision for loan and lease losses	854	181	593
Gross charge-offs	696	922	1,016
Recoveries	366	190	203
Total net charge-offs	330	732	813
Balance at end of year	3,352	2,828	3,379
Ending allowance on loans individually evaluated for impairment	235	310	348
Ending allowance on loans collectively evaluated for impairment	3,117	2,518	3,031
Impaired Financing Receivable, Related Allowance	3,352	2,828	3,379
Loans and Leases:
Ending balance of loans individually evaluated for impairment	2,714	2,963	3,493
Ending balance of loans collectively evaluated for impairment	452,894	429,712	349,438
Loans and Leases Receivable, Net of Deferred Income	455,608	432,675	352,931
Installment
Allowance for loan and lease losses:
Balance at beginning of year	323	365
Balance at end of year		323	365
Ending allowance on loans individually evaluated for impairment	0	0	0
Installment | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	323	365	522
Provision for loan and lease losses	188	23	(132)
Gross charge-offs	395	283	335
Recoveries	199	218	310
Total net charge-offs	196	65	25
Balance at end of year	315	323	365
Ending allowance on loans individually evaluated for impairment	0	0	0
Ending allowance on loans collectively evaluated for impairment	315	323	365
Impaired Financing Receivable, Related Allowance	315	323	365
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0	122
Ending balance of loans collectively evaluated for impairment	39,361	44,269	47,011
Loans and Leases Receivable, Net of Deferred Income	39,361	44,269	47,133
Home equity
Allowance for loan and lease losses:
Balance at beginning of year	4,260	5,209
Balance at end of year		4,260	5,209
Home equity | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	4,260	5,209	5,173
Provision for loan and lease losses	588	565	1,937
Gross charge-offs	1,485	1,745	2,409
Recoveries	580	231	508
Total net charge-offs	905	1,514	1,901
Balance at end of year	3,943	4,260	5,209
Ending allowance on loans individually evaluated for impairment	2	2	2
Ending allowance on loans collectively evaluated for impairment	3,941	4,258	5,207
Impaired Financing Receivable, Related Allowance	3,943	4,260	5,209
Loans and Leases:
Ending balance of loans individually evaluated for impairment	359	609	648
Ending balance of loans collectively evaluated for impairment	430,554	415,420	375,806
Loans and Leases Receivable, Net of Deferred Income	430,913	416,029	376,454
Other
Allowance for loan and lease losses:
Balance at beginning of year	2,437	3,006
Balance at end of year		2,437	3,006
Ending allowance on loans individually evaluated for impairment	0	0	0
Other | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	2,437	3,006	3,138
Provision for loan and lease losses	964	183	1,387
Gross charge-offs	1,049	1,158	1,781
Recoveries	242	406	262
Total net charge-offs	807	752	1,519
Balance at end of year	2,594	2,437	3,006
Ending allowance on loans individually evaluated for impairment	0	0	0
Ending allowance on loans collectively evaluated for impairment	2,594	2,437	3,006
Impaired Financing Receivable, Related Allowance	2,594	2,437	3,006
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0	0
Ending balance of loans collectively evaluated for impairment	133,266	113,969	115,727
Loans and Leases Receivable, Net of Deferred Income	$ 133,266	$ 113,969	$ 115,727